Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(In thousands, except for shareholder returns and per share numbers)
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (4)	Value of Initial Fixed $100 Investment Based on		Net Income (Loss)	Adjusted Non-GAAP Diluted Earnings (Loss) per Share (6)
					Total Shareholder Return	Peer Group Total Shareholder Return (5)
2024	$1,334	$1,704	$654	$784	$21.05	$141.58	$(24,029)	$(0.05)
2023	$3,659	$382	$880	$276	$17.97	$159.99	$(98,238)	$(0.18)
2022	$2,957	$(2,618)	$766	$(154)	$39.82	$116.92	$407	$2.56
2021	$2,957	$(1,677)	$818	$138	$77.98	$155.76	$5,300	$3.59
2020	$3,593	$3,350	$1,007	$1,027	$100.38	$169.76	$38,572	$3.76

Company Selected Measure Name	Adjusted Non-GAAP Diluted Earnings (Loss) per Share
Named Executive Officers, Footnote	The amounts reported in this column are the amounts of total compensation reported for Mr. Arling, Chief Executive Officer, for each corresponding year in the "Total" column of the SCT.The amounts reported in this column represent the average of the amounts reported for the Company's Non-CEO NEOs as a group in the "Total" column of the SCT in each applicable year. The names of each of the Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024 and 2023, Messrs. Hackworth, Ammari, Carnifax, and Chong; (ii) for 2022, Messrs. Hackworth, Ammari, Koopmans, and Carnifax; (iii) for 2021 and 2020, Messrs. Hackworth, Ammari, Koopmans, and Miketo.
Peer Group Issuers, Footnote	The peer group used for this purpose consists of the following companies, which are used in our peer group index for purposes of our performance graph in our most recent annual report: Dolby Laboratories, Inc.; Logitech International S.A.; VOXX International Corp.; and Xperi Corporation (formerly TiVo Corporation).
PEO Total Compensation Amount	$ 1,334,000	$ 3,659,000	$ 2,957,000	$ 2,957,000	$ 3,593,000
PEO Actually Paid Compensation Amount	$ 1,704,000	382,000	(2,618,000)	(1,677,000)	3,350,000
Adjustment To PEO Compensation, Footnote	The amounts reported in this column represent the amount of CAP to Mr. Arling as computed in accordance with Item 402(v) of Regulation S-K, as follows:

Adjustments to Determine Compensation Actually Paid for CEO (in thousands)	2024	2023	2022	2021	2020
Total compensation as reported in the SCT	$1,334	$3,659	$2,957	$2,957	$3,593
Deduction for amounts reported under the "Stock Awards" column in the SCT	(307)	(1,400)	(1,050)	(1,050)	(1,050)
Deduction for amounts reported under the "Performance Stock Awards" column in the SCT	(170)	—	—	—	—
Deduction for amounts reported under the "Option Awards" column in the SCT	—	(1,400)	(1,050)	(1,050)	(1,050)
Increase for fair value of awards granted during the current year that remain unvested as of year end	646	782	1,048	1,281	2,533
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to the current year that were outstanding and unvested as of year end	177	(1,167)	(3,250)	(3,453)	(375)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to the current year that vested during the current year	24	(92)	(1,273)	(362)	(301)
CAP (as calculated)	$1,704	$382	$(2,618)	$(1,677)	$3,350

Non-PEO NEO Average Total Compensation Amount	$ 654,000	880,000	766,000	818,000	1,007,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 784,000	276,000	(154,000)	138,000	1,027,000
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported in this column represent the average amount of CAP to the Non-CEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K, as follows:

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs (in thousands)	2024	2023	2022	2021	2020
Total compensation as reported in the SCT	$654	$880	$766	$818	$1,007
Deduction for amounts reported under the "Stock Awards" column in the SCT	(171)	(261)	(226)	(219)	(244)
Deduction for amounts reported under the "Performance Stock Awards" column in the SCT	(94)	—	—	—	—
Deduction for amounts reported under the "Option Awards" column in the SCT	—	(238)	(181)	(219)	(219)
Increase for fair value of awards granted during the current year that remain unvested as of year end	359	156	211	267	563
Increase/deduction for change in fair value from prior year end to current year end of awards granted prior to the current year that were outstanding and unvested as of year end	31	(231)	(573)	(519)	(29)
Increase/deduction for change in fair value from prior year end to vesting date of awards granted prior to the current year that vested during the current year	5	(30)	(151)	10	(51)
CAP (as calculated)	$784	$276	$(154)	$138	$1,027

Compensation Actually Paid vs. Total Shareholder Return	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and our Non-CEO NEOs (as a group) versus the Company's five-year cumulative TSR.
Compensation Actually Paid vs. Net Income	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and our Non-CEO NEOs (as a group) versus the Company's Net Income.
Compensation Actually Paid vs. Company Selected Measure
The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and our Non-CEO NEOs (as a group) versus the Company's selected measure, Adjusted Non-GAAP Diluted Earnings (Loss) per Share.

Total Shareholder Return Vs Peer Group	The following chart provides a graphical representation of the Company's five-year cumulative TSR versus our industry peer group index.
Tabular List, Table

Most Important Performance Measures
Adjusted Non-GAAP Diluted Earnings (Loss) per Share
Market Capitalization
Share Price

Total Shareholder Return Amount	$ 21.05	17.97	39.82	77.98	100.38
Peer Group Total Shareholder Return Amount	141.58	159.99	116.92	155.76	169.76
Net Income (Loss)	$ (24,029,000)	$ (98,238,000)	$ 407,000	$ 5,300,000	$ 38,572,000
Company Selected Measure Amount | $ / shares	(0.05)	(0.18)	2.56	3.59	3.76
PEO Name	Mr. Arling
Additional 402(v) Disclosure
The following table lists the three financial performance measures that we believe represent the most important financial performance measures (including Adjusted Non-GAAP Diluted Earnings (Loss) per Share) we used to link CAP to our NEOs (including Mr. Arling) for 2024 to Company performance for 2024:

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Non-GAAP Diluted Earnings (Loss) per Share
Non-GAAP Measure Description	We have determined that Adjusted Non-GAAP Diluted Earnings (Loss) per Share is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs (including Mr. Arling), for the most recently completed year, to Company performance. Refer to Appendix A for a reconciliation of Adjusted Non-GAAP Diluted Earnings (Loss) per Share to Diluted Earnings (Loss) per Share - GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Market Capitalization
Measure:: 3
Pay vs Performance Disclosure
Name	Share Price
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 646,000	$ 782,000	$ 1,048,000	$ 1,281,000	$ 2,533,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	177,000	(1,167,000)	(3,250,000)	(3,453,000)	(375,000)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,000	(92,000)	(1,273,000)	(362,000)	(301,000)
PEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(307,000)	(1,400,000)	(1,050,000)	(1,050,000)	(1,050,000)
PEO | Aggregate Grant Date Fair Value of Performance Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(170,000)	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,400,000)	(1,050,000)	(1,050,000)	(1,050,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	359,000	156,000	211,000	267,000	563,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,000	(231,000)	(573,000)	(519,000)	(29,000)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,000	(30,000)	(151,000)	10,000	(51,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,000)	(261,000)	(226,000)	(219,000)	(244,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Performance Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,000)	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (238,000)	$ (181,000)	$ (219,000)	$ (219,000)